Digital Currencies (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of Digital Currencies [Abstract]
Number of Bitcoin mined	322	830	1,111	2,465
Proceeds from sale of digital currencies	$ 8.4	$ 30.7	$ 37.8	$ 92.4
Cost of digital currency sold	7.8	24.9	38.8	89.4
Gain (loss) on sale of digital currencies	0.6	5.8	(0.8)	3.0
Gain (loss) in accumulated other comprehensive income	$ 76.7	$ 19.4	$ 60.9	$ 19.4